Share Capital, Share Premium and Reserves - Summary of Retained earnings (accumulated deficit) (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Legal reserve	[1]	₩ 235,416	₩ 235,416
Other reserve		68,251	68,251
Defined benefit plan actuarial income (loss)		(10,722)	(84,833)
Unappropriated retained earnings (accumulated deflict)		(11,033)	(237,346)
Total		₩ 281,912	₩ (18,512)

[1]	The Commercial Code of the Republic of Korea requires the Parent Company to appropriate, as a legal reserve, an amount equal to a minimum of 10% of cash dividends paid until such reserve equals 50% of its issued share capital. The reserve is not available for the payment of cash dividends, but may be transferred to share capital or used to reduce accumulated deficit.